PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Private Placement
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,450,000 Private Placement Warrants at a price of $1.00 per warrant generating gross proceeds of $5,450,000. Of the 5,450,000 Private Placement Warrants, the Underwriters purchased an aggregate of 1,725,000 Private Placement Warrants and the Sponsor purchased 3,725,000 Private Placement Warrants. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Completion Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,450,000 DAAQ Private Placement Warrants at a price of $1.00 per warrant generating gross proceeds of $5,450,000. Of the 5,450,000 DAAQ Private Placement Warrants, the Underwriters purchased an aggregate of 1,725,000 DAAQ Private Placement Warrants and the Sponsor purchased 3,725,000 DAAQ Private Placement Warrants. The proceeds from the sale of the DAAQ Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Completion Period, the proceeds from the sale of the DAAQ Private Placement Warrants held in the Trust Account will be used to fund the redemption of the DAAQ Public Shares (subject to the requirements of applicable law) and the DAAQ Private Placement Warrants will expire worthless.